Consolidated Statements of Profit or Loss and Other Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenue	$ 5,617,119	$ 5,854,424	$ 8,054,528
Product manufacturing and operating costs	(2,500,423)	(1,770,517)	(2,817,269)
Administrative and other expenses	(22,208,638)	(19,919,292)	(18,863,896)
Depreciation and amortization expenses	(4,570,856)	(4,568,969)	(4,740,135)
Loss on equity investment securities at fair value through profit or loss		(15,308,187)
Research and development costs	(5,670,587)	(4,849,571)	(5,750,574)
Share based compensation	1,142,636	(5,523,560)	(5,621,959)
Employee benefits expense	(24,027,480)	(23,632,917)	(20,339,880)
Borrowing costs	(11,946,441)	(3,566,998)	(2,864,102)
Foreign currency (loss) gain	1,834,551	(1,175,500)	1,359,857
Loss on extinguishment of convertible notes	(32,940,662)
Impairment of property, plant and equipment	(7,349,147)
(Loss)/gain on fair value of derivative financial instruments	5,100,800	(4,536,546)	1,525,320
Other income, net	4,819,483	4,273,179	3,609,900
Loss before income tax (expense) benefit	(92,699,645)	(74,724,454)	(46,448,210)
Income tax (expense) benefit	(25,542)	(97,687)	199,949
Net loss	(92,725,187)	(74,822,141)	(46,248,261)
Other comprehensive income / (loss), net of tax
Foreign currency translation of foreign operations	771,376	(3,815,336)	(1,489,976)
Total comprehensive loss	$ (91,953,811)	$ (78,637,477)	$ (47,738,237)
Net loss per share attributable to the ordinary equity holders - basic	$ (0.14)	$ (0.15)	$ (0.09)
Net loss per share attributable to the ordinary equity holders - diluted	$ (0.14)	$ (0.15)	$ (0.09)
Weighted average shares outstanding - basic	681,677,490	496,862,010	487,474,460
Weighted average shares outstanding - diluted	681,677,490	496,862,010	487,474,460